UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

______________________________________________________

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

______________________________________________________

Investment Company Act File Number 811-21161

ALTIS LIMITED ALTERNATIVE STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)

6041 S. Syracuse Way, Suite 305 Englewood, CO	80111
(Address of principal executive offices)	(Zip Code)

Gordon Dihle

6041 S. Syracuse Way

Suite 305

Englewood, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 874-3194

Date of fiscal year end: December 31, 2004

Date of reporting period: July 1, 2004 to June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

The fund held no voting securities during the period covered by this report. No records are attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTIS LIMITED ALTERNATIVE STRATEGY FUND, LLC (Now Known as OTC OPP FUND LLC)
Dated: July 12, 2007	By: s/Gordon Dihle_____________________ Gordon Dihle, Chief Executive Officer